Debt - Summary of Senior Notes Outstanding (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 510,589,480	$ 564,030,102
U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	164,945,155	159,533,549
Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	53,554,397	51,656,585
Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	129,358,533	167,396,781
Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	51,608,257	61,268,846
Japanese yen [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	1,924,847	2,325,617
Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	33,673,729	20,286,578
Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	3,964,099	3,776,051
Senior Notes 1 [member] | U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	164,945,155	159,533,549
Senior Notes 1 [member] | Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	53,554,397	51,656,585
Senior Notes 1 [member] | Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	129,358,533	167,396,781
Senior Notes 1 [member] | Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	51,608,257	61,268,846
Senior Notes 1 [member] | Japanese yen [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	1,924,847	2,325,617
Senior Notes 1 [member] | Brazilian reais [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	33,673,729	20,286,578
Senior Notes 1 [member] | Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 3,964,099	$ 3,776,051